Fair Value of Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Estimated fair value of Long-term debt (including current maturities)	$ 2,554,377	$ 1,970,253
Gross amount of company's long term debt		1,919,484
Carrying amount of company's long term debt	$ 2,470,676	$ 1,919,484	$ 1,899,895